Capital stock (Detail) (CAD) Share data in Millions, except Per Share data, unless otherwise specified	0 Months Ended	12 Months Ended
	Nov. 29, 2013	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Issued and outstanding common shares [Abstract]
Stockholders Equity note stock split	On October 22, 2013, the Board of Directors of the Company approved a two-for-one common stock split in the form of a stock dividend of one additional common share of CN for each share outstanding, which was paid on November 29, 2013, to shareholders of record on November 15, 2013. All share and per share data presented herein reflect the impact of the stock split.
Stockholders Equity note stock split conversion ratio	2
Shareholders', common share, beginning balance (in shares)		856.8		884.2		918.7
Number of shares repurchased through buyback programs (in shares)		(27.6)	[1]	(33.8)	[1]	(39.8)	[1]
Stock options exercised (in shares)		1.4		6.4		5.3
Shareholders', common share, ending balance (in shares)		830.6		856.8		884.2
Share Repurchase Programs [Abstract]
Number of common shares (in shares)		27.6	[1]	33.8	[1]	39.8	[1]
Weighted-average price per share (in dollars per share)		50.65	[2]	41.36	[2]	35.67	[2]
Amount of repurchase		1,400,000,000		1,400,000,000		1,420,000,000
Shares approved for repurchase in previous share repurchase program (in shares)		36.0
Previous share repurchase program initiation date		2012-10-29
Previous share repurchase program expiration date		2013-10-28
Shares approved for repurchase in share repurchase program (in shares)		30.0
Share repurchase program expiration date		2014-10-23
Share repurchase program initiation date		2013-10-29
Previous Share Repurchase Program Total Shares Repurchased		29.4
Previous share repurchase program value of total shares repurchased		1,400,000,000

[1]	Includes common shares purchased in the first and fourth quarters of 2013, 2012 and 2011 pursuant to private agreements between the Company and arm’s-length third-party sellers.
[2]	Includes brokerage fees.